First Trust EIP Power Solutions ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
First Trust EIP Power Solutions ETF | First Trust EIP Power Solutions ETF
Prospectus [Line Items]
Annual Return [Percent]	16.19%	22.45%	(3.02%)	5.24%	12.36%	8.70%